Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

	2022	2021
	$	$
Trade receivables	36,298	29,315
Due from processing banks	19,133	5,450
Other receivables	5,797	4,497
Total	61,228	39,262